Audited Consolidated Balance Sheet as of December 31, 2020 and Unaudited Interim Condensed Consolidated Balance Sheet as of March 31, 2021 (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	39,106,476	39,141,913
Ordinary shares, outstanding (in shares)	39,106,476	39,141,913